CASH AND CASH EQUIVALENTS (Details Textual) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
cash and cash equivalent [Line Items]
Restricted Cash and Cash Equivalents	$ 253,546	$ 192,036
Cash and cash equivalents	$ 18,730,810	18,165,644	$ 20,460,245	$ 18,805,577
Mandatory reserve percentage in central bank [Member]
cash and cash equivalent [Line Items]
Mandatory reserve percentage in central bank	4.50%
FiduPeru S.A. Sociedad Fiduciaria [Member]
cash and cash equivalent [Line Items]
Cash and cash equivalents	$ 5,830	12,951
Arrendamiento Operativo CIB S.A.C. [Member]
cash and cash equivalent [Line Items]
Cash and cash equivalents	$ 6,646	6,092
Capital Investments SAFI S.A. [Member]
cash and cash equivalent [Line Items]
Cash and cash equivalents		$ 29
Grupo Agromercantil Holding [Member]
cash and cash equivalent [Line Items]
Mandatory reserve percentage in central bank	14.60%
Bancolombia Panama S.A. and Banistmo S.A [Member]
cash and cash equivalent [Line Items]
Mandatory reserve percentage in central bank	30.00%
Bottom of range [member] | Banco Agricola [Member]
cash and cash equivalent [Line Items]
Mandatory reserve percentage in central bank	1.00%
Top of range [member] | Banco Agricola [Member]
cash and cash equivalent [Line Items]
Mandatory reserve percentage in central bank	25.00%